BALANCE SHEETS (Parenthetical) - $ / shares	Feb. 09, 2021	Sep. 30, 2021	Feb. 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, par value, (per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized		50,000,000		50,000,000	50,000,000
Common shares, shares issued		3,283,000		2,875,000	2,875,000
Common shares, shares outstanding		3,283,000		2,875,000	2,875,000
Subsequent Event
Common shares, shares outstanding	4,312,500		2,875,000
Dividends Per Share	$ 0.50
Over-allotment option
Shares subject to forfeiture				375,000